UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22691

F/m Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Bernard Brick, Esq.

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

F/m Investments
Large Cap Focused Fund

Investor Class Shares (Ticker Symbol: IAFMX)
Institutional Class Shares (Ticker Symbol: IAFLX)

SEMI-ANNUAL REPORT
December 31, 2022 (Unaudited)

F/m Investments Large Cap Focused Fund

Portfolio Information

December 31, 2022 (Unaudited)

Sector Allocation (% of Net Assets)

Top 10 Long-Term Holdings

% of
Security Description	Net Assets
Apple, Inc.	10.8%
Microsoft Corporation	5.8%
NVIDIA Corporation	4.7%
Amazon.com, Inc.	4.5%
Advanced Micro Devices, Inc.	4.4%
Charles Schwab Corporation (The)	3.9%
UnitedHealth Group, Inc.	3.8%
Ford Motor Company	3.6%
Jazz Pharmaceuticals plc	3.4%
SolarEdge Technologies, Inc.	3.4%

F/m Investments Large Cap Focused Fund
Schedule of Investments
December 31, 2022 (Unaudited)
COMMON STOCKS — 98.6%	Shares	Value
Consumer Discretionary — 11.1%
Amazon.com, Inc. (a)	27,476	$2,307,984
Ford Motor Company	157,154	1,827,701
NIKE, Inc. - Class B	13,291	1,555,180
		5,690,865
Energy — 3.4%
SolarEdge Technologies, Inc. (a)	6,074	1,720,582

Financials — 15.1%
Bank of America Corporation	45,704	1,513,717
Charles Schwab Corporation (The)	23,690	1,972,429
Goldman Sachs Group, Inc. (The)	5,010	1,720,334
JPMorgan Chase & Company	10,741	1,440,368
LPL Financial Holdings, Inc.	4,901	1,059,449
		7,706,297
Health Care — 7.2%
Jazz Pharmaceuticals plc (a)	10,962	1,746,356
UnitedHealth Group, Inc.	3,642	1,930,916
		3,677,272
Industrials — 2.9%
Northrop Grumman Corporation	2,707	1,476,966

Materials — 2.1%
Sherwin-Williams Company (The)	4,633	1,099,550

Technology — 56.8%
Adobe, Inc. (a)	4,189	1,409,724
Advanced Micro Devices, Inc. (a)	34,809	2,254,579
Apple, Inc.	42,314	5,497,858
Aspen Technology, Inc. (a)	5,364	1,101,766
Autodesk, Inc. (a)	6,674	1,247,170
Broadcom, Inc.	2,749	1,537,048
Datadog, Inc. - Class A (a)	16,984	1,248,324
Lam Research Corporation	3,390	1,424,817
Lattice Semiconductor Corporation (a)	20,991	1,361,896
Microchip Technology, Inc.	20,254	1,422,844
Microsoft Corporation	12,283	2,945,709
MongoDB, Inc. (a)	3,260	641,699
Monolithic Power Systems, Inc.	3,212	1,135,795

F/m Investments Large Cap Focused Fund
Schedule of Investments (Continued)
COMMON STOCKS — 98.6% (Continued)	Shares	Value
Technology — 56.8% (Continued)
NVIDIA Corporation	16,272	$2,377,990
Palo Alto Networks, Inc. (a)	8,010	1,117,715
Veeva Systems, Inc. - Class A (a)	7,395	1,193,405
Zscaler, Inc. (a)	9,670	1,082,073
		29,000,412

Total Common Stocks (Cost $56,718,304)		$50,371,944

MONEY MARKET FUNDS — 1.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.19% (b) (Cost $952,998)	952,998	$952,998

Total Investments at Value — 100.5% (Cost $57,671,302)		$51,324,942

Liabilities in Excess of Other Assets — (0.5%)		(250,934)

Net Assets — 100.0%		$51,074,008

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of December 31, 2022.

See accompanying notes to financial statements.

F/m Investments Large Cap Focused Fund
Statement of Assets and Liabilities
December 31, 2022 (Unaudited)
ASSETS
Investments in securities:
At cost	$57,671,302
At value (Note 2)	$51,324,942
Dividends receivable	12,190
Other assets	18,112
TOTAL ASSETS	51,355,244
LIABILITIES
Payable for capital shares redeemed	224,571
Payable to Adviser (Note 4)	25,047
Payable to administrator (Note 4)	18,550
Accrued distribution (12b-1) fees (Note 4)	5,127
Other accrued expenses	7,941
TOTAL LIABILITIES	281,236
NET ASSETS	$51,074,008
Net assets consist of:
Paid-in capital	$64,676,743
Accumulated deficit	(13,602,735)
NET ASSETS	$51,074,008

Investor Class Shares:
Net assets	$7,282,761
Shares outstanding (unlimited number of shares authorized, no par value)	707,457
Net asset value, offering and redemption price per share (Note 2)	$10.29

Institutional Class Shares:
Net assets	$43,791,247
Shares outstanding (unlimited number of shares authorized, no par value)	4,188,874
Net asset value, offering and redemption price per share (Note 2)	$10.45

See accompanying notes to financial statements.

F/m Investments Large Cap Focused Fund
Statement of Operations
For the Six Months Ended December 31, 2022 (Unaudited)
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $2,083)	$286,159

EXPENSES
Investment advisory fees (Note 4)	218,120
Administration fees (Note 4)	24,928
Fund accounting fees (Note 4)	21,120
Trustees’ fees and expenses (Note 4)	18,252
Distribution (12b-1) fees - Investor Class (Note 4)	12,596
Legal fees	12,390
Audit and tax services fees	12,011
Transfer agent fees (Note 4)	12,000
Registration and filing fees	6,135
Compliance service fees (Note 4)	6,000
Shareholder reporting expenses	4,754
Custodian and bank service fees	2,768
Other expenses	7,893
TOTAL EXPENSES	358,967
Less fee reductions by Adviser (Note 4)	(15,931)
Less fee waivers by the administrator (Note 4)	(50,000)
NET EXPENSES	293,036

NET INVESTMENT LOSS	(6,877)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(2,619,383)
Net change in unrealized appreciation (depreciation) on investments	627,967
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,991,416)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,998,293)

See accompanying notes to financial statements.

F/m Investments Large Cap Focused Fund
Statements of Changes in Net Assets
	Six Months
	Ended
	December 31,	Year Ended
	2022	June 30,
	(Unaudited)	2022
FROM OPERATIONS
Net investment loss	$(6,877)	$(214,284)
Net realized gains (losses) from investment transactions	(2,619,383)	7,786,791
Net change in unrealized appreciation (depreciation) on investments	627,967	(24,552,304)
Net decrease in net assets from operations	(1,998,293)	(16,979,797)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Investor Class	(1,103,801)	(2,785,751)
Institutional Class	(6,385,005)	(14,836,978)
Total distributions	(7,488,806)	(17,622,729)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	115,029	1,498,612
Reinvestments of distributions to shareholders	1,103,801	2,785,751
Payments for shares redeemed	(2,397,832)	(2,471,370)
Total Investor Class	(1,179,002)	1,812,993

Institutional Class
Proceeds from shares sold	257,090	2,772,798
Reinvestments of distributions to shareholders	6,385,005	14,812,160
Payments for shares redeemed	(10,881,242)	(8,216,571)
Total Institutional Class	(4,239,147)	9,368,387
Net increase (decrease) in net assets from capital share transactions	(5,418,149)	11,181,380

TOTAL DECREASE IN NET ASSETS	(14,905,248)	(23,421,146)

NET ASSETS
Beginning of period	65,979,256	89,400,402
End of period	$51,074,008	$65,979,256

See accompanying notes to financial statements.

F/m Investments Large Cap Focused Fund
Statements of Changes in Net Assets (Continued)
	Six Months
	Ended
	December 31,	Year Ended
	2022	June 30,
	(Unaudited)	2022
CAPITAL SHARE ACTIVITY
Investor Class
Shares sold	8,946	93,445
Shares issued in reinvestment of distributions to shareholders	107,269	163,868
Shares redeemed	(198,832)	(150,932)
Net increase (decrease) in shares outstanding	(82,617)	106,381
Shares outstanding, beginning of period	790,074	683,693
Shares outstanding, end of period	707,457	790,074

Institutional Class
Shares sold	19,061	202,047
Shares issued in reinvestment of distributions to shareholders	611,005	862,175
Shares redeemed	(846,290)	(428,325)
Net increase (decrease) in shares outstanding	(216,224)	635,897
Shares outstanding, beginning of period	4,405,098	3,769,201
Shares outstanding, end of period	4,188,874	4,405,098

See accompanying notes to financial statements.

F/m Investments Large Cap Focused Fund
Investor Class
Financial Highlights

Per share data for a share outstanding throughout each period:

	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2022		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value at beginning of period	$12.57		$19.96	$15.90	$13.42	$12.98	$11.19
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		(0.08)	(0.12)	(0.03)	0.05	0.03
Net realized and unrealized gain (loss) on investments	(0.49)		(3.07)	6.59	3.10	1.05	2.83
Total from investment operations	(0.50)		(3.15)	6.47	3.07	1.10	2.86
Less distributions from:
Net investment income	—		—	—	(0.05)	—	(0.04)
Net realized gains on investments ...	(1.78)		(4.24)	(2.41)	(0.54)	(0.66)	(1.03)
Total distributions	(1.78)		(4.24)	(2.41)	(0.59)	(0.66)	(1.07)
Net asset value at end of period	$10.29		$12.57	$19.96	$15.90	$13.42	$12.98
Total return (b)	(4.02	)% (c)	(21.33)%	42.64%	23.56%	9.42%	26.50%
Net assets at end of period (000’s)	$7,283		$9,934	$13,643	$11,157	$9,788	$9,462
Ratio of total expenses to average net assets (d)	1.36	% (e)	1.39%	1.41%	1.50%	1.49%	1.76%
Ratio of net expenses to average net assets	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	(0.22	)% (e)	(0.46)%	(0.63)%	(0.24)%	0.36%	0.04%
Portfolio turnover rate	45	% (c)	169%	195%	139%	230%	221%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower (Note 4).

(c)	Not annualized.

(d)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

F/m Investments Large Cap Focused Fund
Institutional Class
Financial Highlights

Per share data for a share outstanding throughout each period:

	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2022		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value at beginning of period	$12.72		$20.10	$15.96	$13.47	$13.02	$11.20
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00	(b)	(0.02)	(0.05)	0.00 (b)	0.07	0.04
Net realized and unrealized gain (loss) on investments	(0.49)		(3.12)	6.60	3.11	1.06	2.86
Total from investment operations	(0.49)		(3.14)	6.55	3.11	1.13	2.90
Less distributions from:
Net investment income	—		—	—	(0.08)	(0.02)	(0.05)
Net realized gains on investments ...	(1.78)		(4.24)	(2.41)	(0.54)	(0.66)	(1.03)
Total distributions	(1.78)		(4.24)	(2.41)	(0.62)	(0.68)	(1.08)
Net asset value at end of period	$10.45		$12.72	$20.10	$15.96	$13.47	$13.02
Total return (c)	(3.89	)% (d)	(21.12)%	43.00%	23.84%	9.64%	26.84%
Net assets at end of period (000’s)	$43,791		$56,045	$75,757	$41,963	$35,795	$27,001
Ratio of total expenses to average net assets (e)	1.16	% (f)	1.14%	1.16%	1.25%	1.24%	1.51%
Ratio of net expenses to average net assets	0.90	% (f)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.02	% (f)	(0.21)%	(0.38)%	0.01%	0.61%	0.29%
Portfolio turnover rate	45	% (d)	169%	195%	139%	230%	221%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser and/or administrator not reduced/waived its fees, the total returns would have been lower (Note 4).

(d)	Not annualized.

(e)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser and/or administrator (Note 4).

(f)	Annualized.

See accompanying notes to financial statements.

F/m Investments Large Cap Focused Fund
Notes to Financial Statements
December 31, 2022 (Unaudited)

1.	Organization

The F/m Investments Large Cap Focused Fund (the “Fund”) is a non-diversified series of the F/m Funds Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012. Other series of the Trust are not incorporated in this report.

The Fund is a legal successor to the F/m Investments Large Cap Focused Fund (the “Predecessor Fund”), a series of IDX Funds, formerly named M3Sixty Funds Trust, an unaffiliated registered investment company. On January 14, 2022, the Fund (which had no prior activity or net assets) acquired all of the net assets of the Predecessor Fund pursuant to an agreement and plan of reorganization (the “Reorganization”).

The Reorganization was accomplished by a tax-free exchange of 784,236 Investor Class shares and 4,351,857 Institutional Class shares of the Predecessor Fund, valued at $13,330,189 and $74,762,896, respectively, for the exact same number of shares of the Fund having the same value. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Predecessor Fund were $88,093,085, including $15,698,202 of unrealized appreciation, $172,228 distributions in excess of net investment income, and $3,327,177 of accumulated realized gains.

The Predecessor Fund commenced operations on October 3, 2016. The Fund has succeeded to the accounting and performance history of the Predecessor Fund. The investment adviser to the Fund and the Predecessor Fund is F/m Investments, LLC (the “Adviser”).

The investment objective of the Fund is long-term growth of capital.

The Fund currently offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,000 initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $100,000 initial investment). Each share class represents an ownership interest in the same investment portfolio.

F/m Investments Large Cap Focused Fund
Notes to Financial Statements (Continued)

2.	Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in registered investment companies, including money market funds, are reported at their respective net asset values (“NAVs”) as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

F/m Investments Large Cap Focused Fund
Notes to Financial Statements (Continued)

The following is a summary of the Fund’s investments based on inputs used to value the investments as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$50,371,944	$—	$—	$50,371,944
Money Market Funds	952,998	—	—	952,998
Total	$51,324,942	$—	$—	$51,324,942

The Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended December 31, 2022.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to the Class of shares of the Fund based upon its proportionate share of total net assets of the Fund.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, if any, is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Distributions to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal

F/m Investments Large Cap Focused Fund
Notes to Financial Statements (Continued)

income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended December 31, 2022 and June 30, 2022 was as follows:

		Long Term	Total
Periods Ended	Ordinary Income	Capital Gain	Distributions
December 31, 2022	$—	$7,488,806	$7,488,806
June 30, 2022	6,873,320	10,749,409	17,622,729

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Fund’s financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2022:

Tax cost of portfolio investments	$73,024,058
Gross unrealized appreciation	$2,191,265
Gross unrealized depreciation	(9,193,739)
Net unrealized appreciation	(7,002,474)
Undistributed long-term capital gains	7,488,573
Accumulated capital and other losses	(4,601,735)
Accumulated deficit	$(4,115,636)

As of June 30, 2022, the Fund had no capital loss carryforwards for federal income tax purposes available to offset future capital gains.

F/m Investments Large Cap Focused Fund
Notes to Financial Statements (Continued)

Capital losses and specified losses realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the year ended June 30, 2022, the Fund deferred $74,201 of late year ordinary losses and $4,527,534 of capital losses.

The federal tax cost, unrealized appreciation (depreciation) as of December 31, 2022 is as follows:

Tax cost of portfolio investments	$57,700,833
Gross unrealized appreciation	$2,792,887
Gross unrealized depreciation	(9,168,778)
Net unrealized depreciation	$(6,375,891)

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/ tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. The Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended December 31, 2022, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $26,457,108 and $36,446,310, respectively.

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Under the terms of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.70% of its average daily net assets.

F/m Investments Large Cap Focused Fund
Notes to Financial Statements (Continued)

The Adviser has entered into a contractual agreement with the Fund under which it has agreed to reduce its investment advisory fee and to absorb Fund expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.15% of the average daily net assets attributable to Investor Class shares and 0.90% of the average daily net assets attributable to Institutional Class shares. The contractual agreement for the Fund is currently in effect until January 18, 2024.

Any payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund for a period of 3 years following the fiscal year in which such fees were reduced or expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed the foregoing expense limitations as of the time of the waiver or repayment. The Adviser also has the right to seek reimbursement from the Fund until January 2025 for amounts up to the aggregate amount that the Adviser had waived or reimbursed the Predecessor Fund under an expense limitation agreement with the Predecessor Fund for the three-year period ending after the specific fee waiver or reimbursement, but only if such reimbursement can be achieved without exceeding the expense limitation in place at the time of the waiver or reimbursement.

The Adviser may recover these amounts no later than the date stated below:

June 30, 2023	$90,431
June 30, 2024	174,214
June 30, 2025	203,162
December 31, 2025	15,931
Total	$483,738

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. During the six months ended December 31, 2022, Ultimus voluntarily waived fees in the amount of $50,000. These voluntary waivers are not subject to recoupment by Ultimus.

F/m Investments Large Cap Focused Fund
Notes to Financial Statements (Continued)

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for the distribution of shares of the Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Fund) for its services to the Trust.

Certain officers of the Trust are also employees of Ultimus.

Pursuant to a Compliance Consulting Agreement with Key Bridge Compliance, LLC (“Key Bridge”), Key Bridge provides the Chief Compliance Officer and compliance services to the Trust

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) which permits Investor Class shares of the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and UFD) for expenses related to the distribution and servicing of the Fund’s Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the six months ended December 31, 2022, Investor Class shares of the Fund incurred $12,596 of distribution fees under the Plan.

TRUSTEES’ COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an annual fee of $46,000, payable quarterly (except that amount is $47,000 for the Chair of the Committee of Independent Trustees) and reimbursement of travel and other expenses incurred in attending meetings.

Trustees who are affiliated with the Adviser do not receive compensation from the Trust. Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of December 31, 2022, the following shareholders owned of record 25% or more of the outstanding shares of each Class:

NAME OF RECORD OWNER	% Ownership
Investor Class shares
Charles Schwab & Company, Inc. (for the benefit of its customers)	85%
Institutional Class shares
National Financial Services, LLC (for the benefit of its customers)	99%

F/m Investments Large Cap Focused Fund
Notes to Financial Statements (Continued)

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of December 31, 2022, the Fund had 56.8% of its net assets invested in the Technology sector.

6.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	Non-Diversified Fund

The Fund is a non-diversified fund. A non-diversified fund may or may not have a diversified portfolio of investments at any given time and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

F/m Investments Large Cap Focused Fund
Notes to Financial Statements (Continued)

8.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

F/m Acceleration, LLC, the parent company of the Adviser, has agreed to sell its assets (the “Transaction”) to Diffractive Managers Group, a multi-boutique asset management company. The Transaction is expected to result in a change in “control” of the Adviser (as defined in the 1940 Act) and the automatic termination of the current investment advisory agreement (the “Current Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund. The Transaction is expected to close in the first quarter of 2023. On January 23, 2023, the Board approved an interim investment advisory agreement (the “Interim Advisory Agreement”) and a new investment advisory agreement (the “New Advisory Agreement”) between the Adviser and the Trust on behalf of the Fund. The Interim Advisory Agreement, which will be effective upon the closing of the Transaction, will have the same material terms and fee arrangements as Current Advisory Agreement. The New Advisory Agreement will be submitted to the shareholders of the Fund for approval at a Special Meeting of Shareholders.

F/m Investments Large Cap Focused Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (July 1, 2022) and held until the end of the period (December 31, 2022).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

F/m Investments Large Cap Focused Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Net	Expenses
	July 1,	December 31,	Expense	Paid During
	2022	2022	Ratio(a)	Period(b)
Investor Class
Based on Actual Fund Return	$1,000.00	$959.80	1.15%	$5.68
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.41	1.15%	$5.85

Institutional Class
Based on Actual Fund Return	$1,000.00	$961.10	0.90%	$4.45
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.67	0.90%	$4.58

(a)	Annualized, based on the Class’s most recent one-half year expenses.

(b)	Expenses are equal to the Class’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

F/m Investments Large Cap Focused Fund
Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-553-4233, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-553-4233, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. These filings are available upon request by calling 1-888-553-4233. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website www.fm-funds.com.

F/m FUNDS TRUST

Investment Adviser

F/m Investments, LLC

3050 K Street, NW

Suite 201

Washington, DC 20007

Administrator

Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

1-800-292-6775

Distributor

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street,

Suite 830

Milwaukee, Wisconsin 43202

Legal Counsel

Sullivan & Worcester LLP

1666 K Street, NW

Washington, D.C. 20006

Custodian

U.S. Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

Fm-SAR-22

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics for Senior Financial Officers is filed herewith.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable.

(2) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	F/m Funds Trust

By (Signature and Title)*		/s/ Matthew Swendiman

Matthew Swendiman, President and Principal Executive Officer

Date	March 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Matthew Swendiman

Matthew Swendiman, President and Principal Executive Officer

Date	March 3, 2023

By (Signature and Title)*		/s/ Angela A. Simmons

Angela A. Simmons, Treasurer and Principal Accounting Officer

Date	March 3, 2023

* Print the name and title of each signing officer under his or her signature.